Stockholders’ (Deficit) Equity and Stock-Based Compensation - Significant modifications (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2021	Jul. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Compensation expense			$ 174.0	$ 5.3
Option
Class of Stock [Line Items]
Number of shares authorized (in shares)		458,314
Accelerated vesting (in shares)	110,418	140,000
Period in force	10 years	10 years
Compensation expense	$ 0.5	$ 2.4